INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision
The company’s income tax provision is as follows:

	Year Ended December 31,
	2016	2015	2014
Current tax expense (benefit):
Foreign (*)(**)	$5,948	$(8,473)	$2,814
Deferred tax expense (benefit):
Foreign(*)	(4,516)	(3,805)	(27,556)
Income tax expense (benefit)	$1,432	$(12,278)	$(24,742)

(*) Foreign are considered provisions for Tower’s subsidiaries outside Israel.

(**) Includes changes in unrecognized tax benefit, see D below.

Schedule of Profit (Loss) Before Taxes
	Year Ended December 31,
	2016	2015	2014
Profit (loss) before taxes:
Domestic	$168,668	$(59,797)	$78,677
Foreign	41,930	18,392	(104,791)
Total profit (loss) before taxes	$210,598	$(41,405)	$(26,114)

Schedule of Deferred Tax Asset/Liability
The following is a summary of the components of the deferred tax benefit and liability reflected in the balance sheets as of the respective dates:

	As of December 31,
	2016	2015
Net deferred tax benefit - current:
Net operating loss carryforward	$797	$797
Employees benefits and compensation	3,895	3,984
Others	5,480	5,774
	10,172	10,555
Valuation allowance, see F below	(3,014)	(3,519)
Total net current deferred tax benefit	$7,158	$7,036

	As of December 31,
	2016	2015
Deferred tax liability, net - long-term :
Deferred tax assets:
Net operating loss carryforward	$306,496	$327,924
Employees benefits and compensation	2,405	2,164
Research and development	1,940	1,940
Others	3,403	1,814
	314,244	333,842
Valuation allowance, see F below	(279,898)	(304,195)
	$34,346	$29,647
Deferred tax liability:
Depreciation and amortization	(96,242)	(51,238)
Deferred tax related to gain on TPSCo acquisition	(30,653)	(44,423)
Others	(2,684)	(3,730)
Total long-term deferred tax liability, net	$(95,233)	$(69,744)

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance at January 1, 2016	$13,538
Additions for tax positions of current year	157
Expiration of prior years provision due to TJP closure	(6,472)
Additions for tax positions of prior years	779
Translation differences	967
Balance at December 31, 2016	$8,969

Unrecognized tax benefits
Balance at January 1, 2015	$24,961
Additions for tax positions of current year	(623)
Expiration of statute of limitation of prior years	(10,758)
Translation differences	(42)
Balance at December 31, 2015	$13,538

Unrecognized tax benefits
Balance at January 1, 2014	$25,676
Additions for tax positions of current year	51
Expiration of statute of limitation of prior years	--
Translation differences	(766)
Balance at December 31, 2014	$24,961

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Year ended December 31,
	2016	2015	2014
Tax expense (benefit) computed at statutory rates	$52,650	$(10,972)	$(6,920)
Effect of different tax rates in different jurisdictions	(4,772)	6,108	(18,453)
Gain on acquisition	(10,450)	--	(33,280)
Tax benefits for which deferred taxes were not recorded	(23,489)	11,687	27,757
Unrecognized tax expense (benefit)	(6,212)	(11,153)	412
Permanent differences and other, net	(6,295)	(7,948)	5,742
Income tax expense (benefit)	$1,432	$(12,278)	$(24,742)